Appendix VI: Key Regulatory Issues and Concessions and Licenses Held by the Telefonica Group (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about service concession arrangements [abstract]
Schedule of Detailed Information about Service Concession Arrangements	The licenses acquired by Telefónica Brazil guarantee the necessary spectrum to provide 5G services and are valid for 20 years. On December 3, 2021, ANATEL signed the terms of authorization for the use of the blocks of radio frequencies assigned. Pursuant to the terms, in addition to the amounts related to radio frequencies to be paid to ANATEL, the Company will have to make contributions to the Entidade Administradora de Faixa ("EAF" / Band Management Entity) and to the Entidade Administradora da Conectividade de Escolas ("EACE" / School Connectivity Management Entity). The estimated total cost, registered as addition in "service concession arrangements and licenses" in 2021, amounted to 4,459 million Brazilian real (700 million euros at the 2021 average exchange rate), as summarized below:

Millions of euros
Radiofrequency	Band (MHz)	Region	ANATEL (1)	EAF (2)	EACE (3)	Total
3500 MHz	80	National	39	264	—	303
3500 MHz	20	National	8	66	—	74
2300 MHz	50	Southeast (except Sao Paulo)	28	—	—	28
2300 MHz	40	North	5	—	—	5
2300 MHz	40	Sao Paulo	36	—	—	36
2300 MHz	40	Midwest	5	—	—	5
26 Hz	600	National	25	—	224	249
Total			146	330	224	700
(1) Refers to the amounts of radio frequency licenses to be paid to ANATEL in a single installment, in cash, within 30 days from receipt of the notification issued by ANATEL, or in installments, with the maximum number of annual installments equivalent to the term in years of the right to use radio frequencies. The company opted for payment in installments.
(2) Refers to the amounts that Telefónica Brazil will have to contribute to the EAF to reimburse: (i) costs for the migration of reception of free and open television signal; (ii) the costs of vacating the 3,625 MHz to 3,700 MHz band, payments for solutions to the problems of harmful interference in the reception of free and open television signals; (iii) costs for implementing the Integrated Amazon Program; and (iv) the costs for the implementation of the Private and Sustainable Public Administration Communication Network. The contributions of these resources must occur in 2 installments, as follows: 50% within 10 days of the constitution of the EAF and the other 50% within 120 days after the contribution of the first installment.
(3) Refers to the amounts that the Company will have to contribute to the EACE to reimburse the costs of carrying out connectivity projects in public elementary education schools. The contributions of these resources must occur in 5 installments, as follows: 20% within 30 days of the constitution of the EACE and 4 installments of 20% every 6 months after the contribution of the first installment.
The following tables list the concessions and licenses as at December 31, 2021 to use spectrum for mobile services and selected other applications in each country.

EUROPE	Frequency		Bandwidth (MHz)		Year of Exp. Date
Spain	700	MHz	20		2041	(1)
	800	MHz	20		2031
	900	MHz	29.6		2030
	1800	MHz	40		2030
	1900	MHz (TDD)	5		2030	(2)
	2100	MHz	29.6		2030	(2)
	2600	MHz	40		2030
	2600	MHz	20	(3)	2030
	2600	MHz (TDD)	10	(4)	2030
	3.5	GHz (TDD)	40		2030	(2)
	3.5	GHz (TDD)	10		2038
	3.5	GHz (TDD)	50		2038
United Kingdom (5)	700	MHz	20		Indefinite
	800	MHz	20		Indefinite
	900	MHz	34.8		Indefinite
	1800	MHz	11.6		Indefinite
	1900	MHz (TDD)	5		Indefinite
	2100	MHz	20		Indefinite
	2300	MHz (TDD)	40		Indefinite
	2600	MHz (TDD)	25		Indefinite
	3.5	GHz (TDD)	40		Indefinite
	3.5	GHz (TDD)	40		Indefinite
Germany	700	MHz	20		2033
	800	MHz	20		2025
	900	MHz	20		2033
	1800	MHz	20		2033
	1800	MHz	20		2025
	2100	MHz (TDD)	5		2025
	2100	MHz (TDD)	14.2		2025
	2100	MHz	10		2040
	2100	MHz	30		2025
	2600	MHz	60		2025
	2600	MHz (TDD)	20		2025
	3.5	GHz (TDD)	70		2040
(1) Initial term until 1 December 1, 2041, can be extended for 20 additional years.
(2) Initial term until 2020, extended concession until April 18, 2030.
(3) Regional licenses in Madrid and Melilla.
(4) National license excluding 2 regions (Madrid and Melilla).
(5) These licenses are part of the joint venture with Liberty Global plc (VMED O2 UK Limited).

BRAZIL (1)(2)	Frequency		Bandwidth (MHz)		Year of Exp. Date
	450	MHz	14	(3)	2027
	700	MHz	20		2029
	850	MHz	25	(4)	2028	(5)
	900	MHz	5	(6)	2023-2035	(7)
	1800	MHz	20-50	(8)	2023-2035	(7)
	2100	MHz	20-30	(11)	2023
	2300	MHz (TDD)	40-50	(12)	2041
	2500	MHz	40-60	(9)	2027-2031	(10)
	3.5	GHz (TDD)	100		2041
	26	GHZ	600		2041
(1) Expiration date accounts for initial term of 15 years for 450, 700, 2100 and 2500 MHz bands, another 15 years extension are contemplated in these licenses. In 2300 MHz, 3.5 and 26 GHz the initial term is 20 years, with additional 20 years extension.
(2) Regional codes are included in Annex 1.
(3) SP State (towns with CN 13 to 19), MG and North East (AL, CE, PB, PE, PI, RN e SE).
(4) Except regions 2', 4', 6', 7', 7’’ and 10.
(5) Regional licenses second term expiring in different dates. Concession extended until 2028.
(6) Only in regions 3, 4, 4', 5, 6, 7, 8 and 9. Not in regions 1, 2, 2', 5', 6', 7', 7’’ and 10.
(7) Regional licenses: second term expiration and renewal dates are dependent on the region. Concession extended until 2035 for MG.
(8) 20 MHz is the most common bandwidth, but it is higher in some regions (up to 50 MHz).
(9) 40 MHz national license, plus Band P (20 MHz) in some areas.
(10) The initial term of Band X will expire in 2027 and Band P will expire in 2031.
(11) 30 MHz in some regions.
(12) Regional licenses: 40 MHz in North, SP and CO; 50 MHz in RJ, ES e MG.

HISPANOAMÉRICA	Frequency		Bandwidth (MHz)	Year of Exp. Date
Argentina	700	MHz	20	2033
	850	MHz (AMBA)	30	Indefinite
	850	MHz (Sur)	25	Indefinite
	1900	MHz (AMBA)	20	Indefinite
	1900	MHz (Norte)	50	Indefinite
	1900	MHz (Sur)	25	Indefinite
	1700	MHz/2100 MHz	20	2033
	2600	MHz	30	2035	(1)
	3.5	GHz	50	Indefinite	(2)
Chile	700	MHz	20	2045
	850	MHz	25	Indefinite
	1900	MHz	20	2032	(3)
	2600	MHz	40	2043
	2600	MHz (TDD)	12	2038	(4)
	3.5	GHz	50	2051
Colombia	850	MHz	25	2024
	1700	MHz/2100 MHz	30	2023
	1900	MHz	15	2024
	1900	MHz	15	2021	(5)
Ecuador	850	MHz	25	2023
	1900	MHz	60	2023
Mexico(6)(7)	850	MHz (Reg. 2 - Sinaloa, Sonora excluding San Luis Río Colorado)	20	2022
	1900	MHz (Reg. 2 - Sinaloa, Sonora excluding San Luis Río Colorado)	40	2022
	1900	MHz (Reg.8 - Guerrero, Oaxaca, Puebla,Tlaxcala and Veracruz)	50	2022
Peru	450	MHz	10	2028
	700	MHz	30	2036
	850	MHz	25	2030	(8)
	900	MHz (Lima and Callao)	10	2028
	900	MHz (Rest of provinces)	16	2028
	1700	MHz/2100 MHz	40	2033
	1900	MHz (Lima and Callao)	25	2030
	1900	MHz (Rest of provinces)	25	2018	(9)
	3.5	GHz	50	2027
Uruguay	700	MHz	30	2037
	850	MHz	25	2024
	1900	MHz	20	2022/2024	(10)
	1900	MHz	40	2033
	2600	MHz	40	2045
Venezuela	850	MHz	25	2022
	1900	MHz	50	2022
	1700	MHz/2100 MHz	20	2022
	2600	MHz	40	2029
	3.5	GHz	50	2026	(11)
(1) Covering 65% of the population.
(2) Fixed Wireless Access licenses 25+25 MHz in 23 localities with indefinite term (Res. SC 10160/1999, including AMBA region).
(3) 10MHz sold in 2021 as a result of the ‘Subtel’ (Chilean National Regulator) proposal to comply with the High Court resolution (June 2018) that mandates operators to return certain amount of spectrum they acquired in the 700MHz auction in 2014.
(4) Only in Metropolitan Region.
(5) Appeal presented against the renewal proposal from MinTic, resolution pending.
(6) The spectrum concessions have been renounced by Pegaso PCS, SA DE CV, anticipating its expiration dates to the dates listed. This renounce was notified to IFETEL on November 21, 2019.
(7) Remaining spectrum expires in 30.06.2022.
(8) Provinces of Lima and Callao: expiration date of March 2030; rest of provinces in December 2030.
(9) In process of renewal. Extension requested on May 30, 2016. According to the regulation, the license maintains its validity until the Ministry of Transport and Communications decides over the request presented.
(10) 10 MHz expires in 2022; 10 MHz in 2024.
(11) Available for Fixed Wireless Access licenses.